Equity - Summary of Classes of Share Capital - Common Shares (Detail) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 80,040
Balance at end of period	$ 86,382	$ 77,687	$ 86,382	$ 77,687	$ 80,040
Issued capital [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares			1,830.4	1,842.5	1,842.5
Proceeds from shares issued on exercise of stock options, Number of shares			1.8		2.9
Shares issued as a result of dividend reinvestment plan, Number of shares			3.8		5.0
Shares issued in connection with acquisitions			5.0
Purchase of shares for cancellation and other, Number of Shares			(21.2)		(20.0)
Ending balance, Number of shares	1,819.8		1,819.8		1,830.4
Balance at beginning of period	$ 21,718	21,203	$ 21,221	$ 20,931	$ 20,931
Proceeds from shares issued on exercise of stock options, Amount	45	28	97	124	152
Shares issued as a result of dividend reinvestment plan			289		366
Shares issued in connection with acquisitions			366
Purchase of shares for cancellation and other, Amount	(133)	(221)	(251)	(228)	(228)
Balance at end of period	$ 21,722	$ 21,099	$ 21,722	$ 21,099	$ 21,221